Debt issued measured at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Notes And Debentures Issued [Member]
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Detailed Information About Borrowings Explanatory

USD m 31.12.23 31.12.22
Short-term debt
1
38,530 29,676
of which: Credit Suisse 1,245
Senior unsecured debt

147,547 59,965
of which: contributes to total loss-absorbing capacity (TLAC) 101,939 42,073 of which: issued by UBS AG standalone with original maturity greater than one year
18,446 17,892
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
24,609
Covered bonds 5,214 0
Subordinated debt 17,644 16,017
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments
10,744 9,882
of which: eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,214 1,189
of which: eligible as low-trigger loss-absorbing tier 2 capital instruments
0 2,422
of which: eligible as non-Basel III-compliant tier 2 capital instruments
538 536
Debt issued through the Swiss central mortgage institutions 27,377 8,962
Other long-term debt 1,506
Long-term debt
2
199,288 84,945
of which: Credit Suisse
3
45,640
Total debt issued measured at amortized cost
4,5
237,817 114,621
1 Debt with an original contractual maturity

of less than one year,

includes mainly certificates of deposit and

commercial paper.

2 Debt with an original contractual

maturity greater than or equal to one

year. The
classification of debt

issued into short-term

and long-term does

not consider any

early redemption features.

3 Refer to Note

2 for more

information about the

acquisition of the

Credit Suisse Group.

4 Net of
bifurcated embedded derivatives, the

fair value of which was

not material for the periods

presented.

5 Except for Covered bonds,

Debt issued through the Swiss central

mortgage institutions and Other long-term
debt, 100 % of the balance was unsecured as of 31 December 2023.